Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets
Intangible Assets
17.
INTANGIBLE ASSETS

	2023			2022
	Historical cost	Accumulated amortization	Residual value	Historical cost	Accumulated amortization	Residual value
In service
Useful life defined
Temporary easements	15	(7)	8	15	(6)	9
Onerous concession	14	(10)	4	14	(10)	4
Assets of concession	25,217	(10,933)	14,284	23,813	(10,258)	13,555
Assets of concession - GSF	1,031	(334)	697	1,032	(200)	832
Others	139	(79)	60	92	(77)	15

	26,416	(11,363)	15,053	24,966	(10,551)	14,415
In progress	196	-	196	206	-	206

Net intangible assets	26,612	(11,363)	15,249	25,172	(10,551)	14,621

Changes in Intangible assets are as follow:

	2022	Additions	Disposals	Amortization	Transfers (1)	2023
In service
Useful life defined
Temporary easements	9	-	-	(1)	-	8
Onerous concession	4	-	-	-	-	4
Assets of concession	13,555	3	(81)	(914)	1,721	14,284
Assets of concession - GSF	832	-	-	(135)	-	697
Others	15	26	(10)	(5)	34	60

	14,415	29	(91)	(1,055)	1,755	15,053
In progress	206	158	(3)	-	(165)	196

Net intangible assets	14,621	187	(94)	(1,055)	1,590	15,249

	2021	Additions	Disposals	Amortization	Transfers (1)	2022
In service
Useful life defined
Temporary easements	10	-	-	(1)	-	9
Onerous concession	5	-	-	(1)	-	4
Assets of concession	11,807	-	(57)	(817)	2,622	13,555
Assets of concession - GSF	966	-	-	(134)	-	832
Other	4	13	-	(3)	1	15

	12,792	13	(57)	(956)	2,623	14,415
In progress	161	106	-	-	(61)	206

Net intangible assets	12,953	119	(57)	(956)	2,562	14,621

	2020	Additions	Disposals	Amortization	Transfers (1)	2021
In service
Useful life defined
Temporary easements	9	-	-	(1)	2	10
Onerous concession	6	-	-	(1)	-	5
Assets of concession	11,674	-	(23)	(757)	913	11,807
Assets of concession - GSF	-	1,032	-	(66)	-	966
Other	8	-	-	(4)	-	4

	11,697	1,032	(23)	(829)	915	12,792
In progress	113	51	-	-	(3)	161

Net intangible assets	11,810	1,083	(23)	(829)	912	12,953

(1)
The main transfers were made between concession contract assets to Intangible assets: in 2022 of R$2,448 (R$902 in 2021).

Concession assets

The energy and gas distribution infrastructure assets already in service and that will be fully amortized during the concession term are recorded as intangible assets. Assets linked to the infrastructure of the concession that are still under construction are posted initially as contract assets, as detailed in Note 14.

The main amortization rates, which take into account the useful life that management expects for the asset, and reflect the expected pattern of their consumption, are as follows:

Energy	(%)	Administration	(%)
System cable - below 69 KV	6.67	Software	20.00
System cable - below 69 KV	3.57	Vehicles	14.29
Structure - Posts	3.57	General equipment	6.25
Overhead distribution transformer	4.00	Buildings	3.33
Circuit breaker - up to 69 kV	3.03
Capacitor bank - up to 69 kV	6.67
Voltage regulator - up to 69 kV	4.35

Gas	(%)	Administration	(%)
Tubing	3.33	Software	20.00
Buildings, works and improvements	4.00	Vehicles	20.00
Improvements in leased properties	10.00	Data processing equipment	20.00
Machinery and equipment	5.00 to 20.00	Furniture	10.00

The annual average amortization rate is 4.01% and by segment is follows:

Hydroelectric Generation	Wind Power Generation	Gas	Distribution	Administration
7.03%	8.81%	3.33%	3.90%	16.26%

Under the regulations of the energy segment, property, plant and equipment used in the distribution concession are linked to these services, and cannot be withdrawn, disposed of, assigned or provided in guarantee without the prior express authorization of the Grantor.

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

ReH 2,919/2021 ratified the amounts of the right to compensation for the São Simão, Jaguara, Miranda and Volta Grande plants, which were owned by the Company during the period indicated in Law 14,052/2020 for compensation, but this Law does not specify how this will be carried out in the event of the absence of debts with the Union related to the concession regime determined in the Law. The amounts calculated are:

Plant re-offered for tender	Amount
São Simão	783
Miranda	146
Jaguara	237
Volta Grande	157

Total	1,323

On December 21, 2023, the Company sent correspondence to the Ministry of Mines and Energy - MME, requesting recognition of the absence of a mechanism for compensation, in the hypothesis mentioned above, as well as the updating of the amounts contained in ReH No. 2,919/2021 and their conversion into an agreement to extend the terms of certain power plants under the Company's concession, under the terms of Law No. 14,052/2020.

Considering that there is no legal provision on how to compensate for non-hydrological risks and the Company's right depends on the occurrence of uncertain future events, which are not entirely under its control, the contingent assets relating to the plants listed in the table above were not recognized.

Operating licenses

In compliance with the legal determinations contained in Copam Normative Decision 217/2017, the company's power plants and its subsidiaries have been going through the process of obtaining and renewing operating licenses.

The following facilities have obtained operating licenses: HPP Irapé, HPP Salto Grande, EOL Volta do Rio and HPP Pai Joaquim. Expenditure on environmental conditions, related to legal and regulatory requirements after the start-up of the projects, was estimated and recognized against intangible assets. The estimated costs of environmental conditions were brought to present value considering the incremental rate, taking into account the term of up to 10 years of the operating licenses, the period in which the asset will be amortized.

The Santa Luzia HPP, Jacutinga HPP, Salto Voltão HPP, Salto do Passo Velho HPP, Xicão HPP and Pissarrão HPP also obtained operating licenses, but no provisions were made for the costs of environmental conditions, since these plants are classified as assets held for sale.

In addition, the Luiz Dias HPP and Salto Moraes HPP also obtained operating licenses. Expenses related to legal and regulatory requirements after the projects come into operation are being calculated and estimated for provisioning against intangible assets in 2024.

Accounting policy

These mainly include assets relating to the service concession contracts described above and software. They are measured at total acquisition cost, less amortization expenses and accumulated impairment losses, when applicable.

Any gain or loss resulting from the derecognition of intangible assets, corresponding to the difference between their book value and the net sale value, is recognized in the income statement.

Energy and gas distribution activity

The portion of the concession assets that will be fully amortized during the concession is classified as an intangible asset and amortized over the term of the concession contract, as provided for in IFRIC 12 - Concession Contracts.

Renegotiation of hydrological risk – Generation Scaling Factor - GSF

Under the terms of Law 13.203/2015 and subsequent amendments, the hydrological risk was renegotiated, establishing the right to reimbursement for the costs incurred with the GSF, assumed by the owners of the hydroelectric plants participating in the Energy Reallocation Mechanism (MRE) between 2012 and 2017.

The procedure adopted by ANEEL for this compensation was to extend the grant periods for these plants. The company therefore recognized an intangible asset representing this right to extend the concessions.

On initial recognition, the fair value of the right to extend the concession was estimated individually for each plant, using the revenue approach, which converts future values into a single current value, discounted by the rate of return approved by management for the energy generation activity, reflecting current market expectations in relation to future values.

The useful life of the assets that make up property, plant and equipment and intangible assets has been adjusted to the new remaining term of the concession, i.e. the term of the extension of the right to grant the concession has been added to the originally agreed term. Thus, amortization is carried out using the straight-line method until the end of the new concession term.

Estimations and judgments

The annual amortization rates take into account the expected useful life of the assets and reflect their expected consumption pattern and are reviewed annually by management.

The Company and its subsidiaries have not identified any indications of impairment of their intangible assets.